                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                --------------

Check here if Amendment [ ]; Amendment Number:
                                              -------------------------------
        This Amendment (Check only one.):       [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perseus, L.L.C.
          ------------------------------------------------
Address:  2099 Pennsylvania Avenue, N.W., Suite 900
          ------------------------------------------------
          Washington, D.C.  20006-1803
          ------------------------------------------------

          ------------------------------------------------


Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodd Macklin
          ------------------------------------------------
Title:    Chief Financial Officer, Treasurer and Secretary
          ------------------------------------------------
Phone:    (202) 452-0101
          ------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ RODD MACKLIN                  Washington, D.C.          June 12, 2001
----------------------------    -------------------------   -------------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                0
                                         ----------------------

Form 13F Information Table Entry Total:           51
                                         ----------------------

Form 13F Information Table Value Total:           $174,935
                                         ----------------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


               NONE

                          FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3     COLUMN 4
-----------------------        -------------   --------   -----------
        NAME OF ISSUER         TITLE OF CLASS    CUSIP     VALUE (x$)
        --------------         --------------    -----     -----------
----------------------------------------------------------------------
   Advanced Neuromodulation
        Systems, Inc.              Common      00757T101        $468
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        Alkermes, Inc.             Common      01642T108        $537
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         Alteon, Inc.              Common      02144G107        $539
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 Applied Molecular Evolution,      Common      03823E108      $3,413
             Inc.
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      Atherogenics, Inc.           Common      047439104        $230
----------------------------------------------------------------------
   Atrix Laboratories, Inc.        Common      04962L101        $216
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      Beacon Power Corp.           Common      073677106     $37,231
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      Caremark RX, Inc.            Common      141705103        $196
----------------------------------------------------------------------
        Cephalon, Inc.             Common      156708109        $830
----------------------------------------------------------------------
        Cima Labs Inc.             Common      171796105     $13,904
----------------------------------------------------------------------
  CollaGenex Pharmaceuticals
             Inc.                  Common      19419B100      $1,588
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    Connetics Corporation          Common      208192104      $2,991
----------------------------------------------------------------------
 Cubist Pharmaceuticals, Inc.      Common      229678107        $245
----------------------------------------------------------------------
         Curis, Inc.               Common      231269101      $1,015
----------------------------------------------------------------------
     Curon Medical, Inc.           Common      231292103        $194
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     Dendreon Corporation          Common      24823Q107      $6,053
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     Diversa Corporation           Common      255064107     $12,354
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 Enchira Biotechnology Corp.       Common      29251Q107         $62
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 Esperion Therapeutics, Inc.       Common      29664R106        $414
----------------------------------------------------------------------
        Exelixis, Inc.             Common      30161Q104      $7,330
----------------------------------------------------------------------
       Gene Logic Inc.             Common      368689105      $3,162
----------------------------------------------------------------------
Guilford Pharmaceuticals Inc.      Common      401829106        $305
----------------------------------------------------------------------

   [Repeat as necessary]





           COLUMN 1                   COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
------------------------       ---------------------  -----------  ----------   ------------------------
                                                                                   VOTING AUTHORITY
                                SHRS OR         PUT/   INVESTMENT     OTHER      ------------------------
        NAME OF ISSUER          PRN AMT  SH/PRN CALL   DISCRETION   MANAGERS     SOLE      SHARED   NONE
-------------------------------------------------------------------------------------------------------
   Advanced Neuromodulation
        Systems, Inc.            42,500   SH          DEFINED                   42,500
-------------------------------------------------------------------------------------------------------
        Alkermes, Inc.           24,500   SH          DEFINED                   24,500
-------------------------------------------------------------------------------------------------------
         Alteon, Inc.           115,000   SH          DEFINED                  115,000
-------------------------------------------------------------------------------------------------------
 Applied Molecular Evolution,   325,000   SH          DEFINED                  325,000
             Inc.
-------------------------------------------------------------------------------------------------------
      Atherogenics, Inc.         37,500   SH          DEFINED                   37,500
-------------------------------------------------------------------------------------------------------
   Atrix Laboratories, Inc.      15,714   SH          DEFINED                   15,714
-------------------------------------------------------------------------------------------------------
      Beacon Power Corp.      7,091,554   SH          DEFINED                7,091,554
-------------------------------------------------------------------------------------------------------
      Caremark RX, Inc.          15,000   SH          DEFINED                   15,000
-------------------------------------------------------------------------------------------------------
        Cephalon, Inc.           17,265   SH          DEFINED                   17,265
-------------------------------------------------------------------------------------------------------
        Cima Labs Inc.          223,808   SH          DEFINED                  223,808
-------------------------------------------------------------------------------------------------------
  CollaGenex Pharmaceuticals
             Inc.               317,500   SH          DEFINED                  317,500
-------------------------------------------------------------------------------------------------------
    Connetics Corporation       590,781   SH          DEFINED                  590,781
-------------------------------------------------------------------------------------------------------
 Cubist Pharmaceuticals, Inc.    10,000   SH          DEFINED                   10,000
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         Curis, Inc.            274,011   SH          DEFINED                  274,011
-------------------------------------------------------------------------------------------------------
     Curon Medical, Inc.         48,000   SH          DEFINED                   48,000
-------------------------------------------------------------------------------------------------------
     Dendreon Corporation       872,525   SH          DEFINED                  872,525
-------------------------------------------------------------------------------------------------------
     Diversa Corporation        816,823   SH          DEFINED                  816,823
-------------------------------------------------------------------------------------------------------
 Enchira Biotechnology Corp.     61,500   SH          DEFINED                   61,500
-------------------------------------------------------------------------------------------------------
 Esperion Therapeutics, Inc.     61,300   SH          DEFINED                   61,300
-------------------------------------------------------------------------------------------------------
        Exelixis, Inc.          843,750   SH          DEFINED                  843,750
-------------------------------------------------------------------------------------------------------
       Gene Logic Inc.          188,767   SH          DEFINED                  188,767
-------------------------------------------------------------------------------------------------------
Guilford Pharmaceuticals Inc.    16,500   SH          DEFINED                   16,500
-------------------------------------------------------------------------------------------------------

   [Repeat as necessary]

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3     COLUMN 4
----------------------------   --------------  ---------  ------------
        NAME OF ISSUER         TITLE OF CLASS    CUSIP     VALUE (x$)
-----------------------------------------------------------------------
  InSite Vision Incorporated       Common      457660108      $2,610
-----------------------------------------------------------------------
IntraBiotics Pharmaceuticals,
             Inc.                  Common      46116T100      $2,604
-----------------------------------------------------------------------
 Interneuron Pharmaceuticals,
             Inc.                  Common      460573108         $55
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  King Pharmaceuticals, Inc.       Common      495582108        $408
-----------------------------------------------------------------------
   La Jolla Pharmaceutical
           Company                 Common      503459109      $6,200
-----------------------------------------------------------------------
      Landec Corporation           Common      514766104        $914
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   Lynx Therapeutics, Inc.         Common      551812308        $202
-----------------------------------------------------------------------
       MedImmune, Inc.             Common      584699102         $90
-----------------------------------------------------------------------
       NetObjects, Inc.            Common      64114L102         $29
-----------------------------------------------------------------------
   Neose Technologies, Inc.        Common      640522108        $490
-----------------------------------------------------------------------
Neurobiological Technologies,
             Inc.                  Common      64124W106      $1,021
-----------------------------------------------------------------------
 Neurocrine Biosciences, Inc.      Common      64125C109        $794
-----------------------------------------------------------------------
   NPS Pharmaceuticals Inc.        Common      62936P103        $305
-----------------------------------------------------------------------
  Onxy Pharmaceuticals, Inc.       Common      683399109        $299
-----------------------------------------------------------------------
   Oxford GlykoSciences Plc    Sponsored ADR   691464101      $7,714
-----------------------------------------------------------------------
 Parexel International Corp.       Common      699462107        $174
-----------------------------------------------------------------------
         Pfizer Inc.               Common      717081103        $614
-----------------------------------------------------------------------
  Proton Energy Systems Inc.       Common      74371K101      $5,336
-----------------------------------------------------------------------
  Rosetta Inpharmatics, Inc.       Common      777777103      $5,291
-----------------------------------------------------------------------
   Synaptic Pharmaceutical
         Corporation               Common      87156R109        $753
-----------------------------------------------------------------------

        [Repeat as necessary]


           COLUMN 1                   COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
--------------------------    --------------------    -----------  ---------- -------------------------
                                                                                  VOTING AUTHORITY
                                SHRS OR         PUT/   INVESTMENT     OTHER    ------------------------
        NAME OF ISSUER          PRN AMT  SH/PRN CALL   DISCRETION   MANAGERS     SOLE     SHARED   NONE
-------------------------------------------------------------------------------------------------------
  InSite Vision Incorporated    1,043,845 SH          DEFINED                1,043,845
-------------------------------------------------------------------------------------------------------
IntraBiotics Pharmaceuticals,
             Inc.               1,225,209 SH          DEFINED                1,225,209
-------------------------------------------------------------------------------------------------------
 Interneuron Pharmaceuticals,
             Inc.                  17,500 SH          DEFINED                   17,500
-------------------------------------------------------------------------------------------------------
  King Pharmaceuticals, Inc.       10,000 SH          DEFINED                   10,000
-------------------------------------------------------------------------------------------------------
   La Jolla Pharmaceutical
           Company              1,033,265 SH          DEFINED                1,033,265
-------------------------------------------------------------------------------------------------------
      Landec Corporation          252,048 SH          DEFINED                  252,048
-------------------------------------------------------------------------------------------------------
   Lynx Therapeutics, Inc.         24,000 SH          DEFINED                   24,000
-------------------------------------------------------------------------------------------------------
       MedImmune, Inc.              2,500 SH          DEFINED                    2,500
-------------------------------------------------------------------------------------------------------
       NetObjects, Inc.            57,209 SH          DEFINED                   57,209
-------------------------------------------------------------------------------------------------------
   Neose Technologies, Inc.        20,000 SH          DEFINED                   20,000
-------------------------------------------------------------------------------------------------------
Neurobiological Technologies,
             Inc.                 553,750 SH          DEFINED                  553,750
-------------------------------------------------------------------------------------------------------
 Neurocrine Biosciences, Inc.      38,500 SH          DEFINED                   38,500
-------------------------------------------------------------------------------------------------------
   NPS Pharmaceuticals Inc.        14,500 SH          DEFINED                   14,500
-------------------------------------------------------------------------------------------------------
  Onxy Pharmaceuticals, Inc.       30,675 SH          DEFINED                   30,675
-------------------------------------------------------------------------------------------------------
   Oxford GlykoSciences Plc       474,698 SH          DEFINED                  474,698
-------------------------------------------------------------------------------------------------------
 Parexel International Corp.       14,000 SH          DEFINED                   14,000
-------------------------------------------------------------------------------------------------------
         Pfizer Inc.               15,000 SH          DEFINED                   15,000
-------------------------------------------------------------------------------------------------------
  Proton Energy Systems Inc.      714,286 SH          DEFINED                  714,286
-------------------------------------------------------------------------------------------------------
  Rosetta Inpharmatics, Inc.      587,935 SH          DEFINED                  587,935
-------------------------------------------------------------------------------------------------------
   Synaptic Pharmaceutical
         Corporation              199,100 SH          DEFINED                  199,100
-------------------------------------------------------------------------------------------------------

        [Repeat as necessary]

                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3     COLUMN 4
-----------------------------  --------------  ---------   ------------
        NAME OF ISSUER         TITLE OF CLASS    CUSIP     VALUE (x$)
-----------------------------------------------------------------------
Targeted Genetics Corporation      Common      87612M108        $850
-----------------------------------------------------------------------
     Texas Biotechnology
         Corporation               Common      88221T104      $4,040
-----------------------------------------------------------------------
 Titan Pharmaceuticals, Inc.       Common      888314101      $4,496
-----------------------------------------------------------------------
         Tripos Inc.               Common      896928108        $487
-----------------------------------------------------------------------
        Tularik, Inc.              Common      899165104        $238
-----------------------------------------------------------------------
 Vertex Pharmaceuticals, Inc.      Common      92532F100        $293
-----------------------------------------------------------------------
   ViroPharma Incorporated         Common      928241108      $6,913
-----------------------------------------------------------------------
      Axcan Pharma Inc.            Common      054923107     $23,438
-----------------------------------------------------------------------
 CollaGenex Pharmaceuticals,
             Inc.                  Common      19419B100      $5,000
-----------------------------------------------------------------------

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
     [Repeat as necessary]


           COLUMN 1                  COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
-----------------------------  --------------------  ------------ ----------     ---------------------
                                                                                   VOTING AUTHORITY
                               SHRS OR         PUT/   INVESTMENT     OTHER       ---------------------
        NAME OF ISSUER         PRN AMT  SH/PRN CALL   DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------
Targeted Genetics Corporation   200,000  SH          DEFINED                  200,000
------------------------------------------------------------------------------------------------------
     Texas Biotechnology
         Corporation           800,000   SH          DEFINED                  800,000
------------------------------------------------------------------------------------------------------
 Titan Pharmaceuticals, Inc.   202,521   SH          DEFINED                  202,521
------------------------------------------------------------------------------------------------------
         Tripos Inc.            43,000   SH          DEFINED                   43,000
------------------------------------------------------------------------------------------------------
        Tularik, Inc.           12,500   SH          DEFINED                   12,500
------------------------------------------------------------------------------------------------------
 Vertex Pharmaceuticals, Inc.    8,000   SH          DEFINED                    8,000
------------------------------------------------------------------------------------------------------
   ViroPharma Incorporated     239,397   SH          DEFINED                  239,397
------------------------------------------------------------------------------------------------------
      Axcan Pharma Inc.      2,500,000   SH           OTHER                           2,500,000
------------------------------------------------------------------------------------------------------
 CollaGenex Pharmaceuticals,
             Inc.            1,000,000   SH           OTHER                           1,000,000
------------------------------------------------------------------------------------------------------

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

      [Repeat as necessary]